[American Family Life Insurance Company Letterhead]

May 2, 2012

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	American Family Life Insurance Company

American Family Variable Account II

Post-Effective Amendment No. 14

(File Nos. 333-45592; 811-10121)

Commissioners:

On behalf of American Family Life Insurance Company (the “Company”) and American Family Variable Account II (the “Account”), we are transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of the prospectus and the statement of additional information for the flexible premium variable annuity contracts offered by the Company through the Account that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced registration statement for the Account. That registration statement was filed electronically with the Commission on April 27, 2012.

If you have any questions or comments regarding this filing, please call the undersigned at (608) 249-2111, extension 31475.

Sincerely,

/s/ David C. Holman

David C. Holman, Esquire